Commitments And Contingencies - Schedule of Outstanding Purchase Commitments (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
As of December 31, 2025	¥ 12,021	$ 1,719